Earnings per share	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Earnings per share

Note 23 Earnings per share

	For the year ended

(Millions of Canadian dollars, except share and per share amounts)	October 31 2022	October 31 2021
Basic earnings per share
Net income	$15,807	$16,050
Dividends on preferred shares and distributions on other equity instruments	(247)	(257)
Net income attributable to non-controlling interest s	(13)	(12)
Net income available to common shareholders	$15,547	$15,781
Weighted average number of common shares (in thousands)	1,403,654	1,424,343
Basic earnings per share (in dollars)	$11.08	$11.08
Diluted earnings per share
Net income available to common shareholders	$15,547	$15,781
Weighted average number of common shares (in thousands)	1,403,654	1,424,343
Stock options (1)	1,918	1,737
Issuable under other share-based compensation plans	462	655
Average number of diluted common shares (in thousands)	1,406,034	1,426,735
Diluted earnings per share (in dollars)	$11.06	$11.06
(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of options outstanding is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the year ended October 31, 2022 and the year ended
October 31, 2021, no outstanding options were excluded from the calculation of diluted earnings per share.